Property and Equipment	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
6	Property and Equipment

		(Restated-
		Note 4)
	September 30,	December 31,
	2021	2020

Medical equipment	$220,359	$62,406
Leasehold improvements	37,601	19,360
Equipment under finance leases	37,513	23,169
Office and computer equipment	15,810	452
Transportation and service equipment	9,006	-
Furniture and fixtures	3,000	1,479
Construction in progress	1,369	-

	324,658	106,866
Accumulated depreciation	(59,688)	(43,152)

	$264,970	$63,714

Depreciation expense for the three and nine months ended September 30, 2021 was $9.4 million and $17.1 million, respectively (2020 – $3.7 million and $11.0 million).
As of September 30, 2021, the equipment under finance leases had a net book value of $26.4 million (2020 - $15.0 million).